EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQUITY
NOTE 5 - EQUITY

NOTE 5 - EQUITY

Capitalization

The Company is authorized to issue a total of 950,000,000 shares of capital stock, consisting of, 945,000,000 Common Stock and 5,000,000 Preferred Stock.

Common Stock

The Company is authorized to issue 945,000,000 shares of Common Stock at $.00001 par value per share.

On November 30, 2018, the Company’s board of directors and custodian appointed, Bryan Glass as the Company’s President, Secretary and Treasurer and authorized the issuance of 12,000,000 shares of stock to Mr. Glass for an aggregate price of $120.

On March 26, 2021, the Company issued 116,667 in commitment shares for the issuance of a convertible note.

On April 21, 2021, the Company issued 37,456 of common stock for the conversion of 40,000 cashless warrants.

Total issued and outstanding shares as of June 30, 2021, is 12,662,134.

Preferred Stock

The Company is authorized to issue 5,000,000 shares of Preferred stock.

The Company has three (3) classes of preferred Stock. Series A has 10,000 shares authorized, issued and outstanding. Series B has 800 shares authorized, issued and outstanding. Series C has 3,000,000 authorized and 310,000currently issued and outstanding.

Series A Convertible Preferred Stock

The Series A, par value $0.00001 has 10,000 shares authorized, issued and outstanding. The holders of the Series A are not entitled to dividends. Each share of Series A shall vote on any and all matters related to the Company and each share entitles holder to vote such number of votes equal to 0.0051% of the total number of votes entitled to be cast. For clarification purposes, the holders of all 10,000 shares of Series A have the right to cast an aggregate of 51% of the total number of votes entitled to be cast. The Series A are subject to an automatic conversion and/or redemption in the event the Company completes a qualified financing defined as a financing in which the Company receives gross proceeds of at least $10 million. If converted, each share of Series A converts into 50 shares of common stock. If redeemed the Company shall pay $100 per share of Series A.

Series B Convertible Preferred Stock

The Series B, par value $0.00001, has 800 shares authorized, issued and outstanding. The holders of the Series B are entitled to a liquidation preference in that they participate with the common stock on an as converted basis. The holders of Series B are entitled to vote such number of shares as their Series B would be convertible into common stock plus 10% on an as if converted basis at the time of the vote. The Series B may convert into common stock. Each share of Series B will convert into such number of shares by multiplying 0.001 by the aggregate number of the Company’s common stock issued and outstanding at the time of conversion. The Series B is subject to automatically convert into common stock in the event of a qualified financing as defined above.

Series C Convertible Preferred Stock

The Series C, par value $0.00001, has 3,000,000 shares authorized. There are 310,000 shares issued and outstanding. The holders of the Series C are entitled to a liquidation preference in that they participate with the common stock on an as converted basis. The holders of Series C are entitled to vote such number of shares as their Series C would be convertible into common stock on an as if converted basis at the time of the vote. The Series C may convert into common stock based upon the product obtained by dividing the number of shares of Series C by the closing share price of the common stock on the date of conversion. The Series C is subject to automatically convert into common stock in the event of a qualified financing as defined above based upon the conversion formula in the previous sentence.

The Board of Directors of the Corporation is authorized to provide, by resolution, for one or more series of Preferred Stock to be comprised of authorized but unissued shares of Preferred Stock. Except as may be required by law, the shares in any series of Preferred Stock need not be identical to any other series of Preferred Stock. Before any shares of any such series of Preferred Stock are issued, the Board of Directors shall fix, and is hereby expressly empowered to fix, by resolution the rights, preferences and privileges of, and qualifications, restrictions and limitations applicable to, such series.

The Board of Directors is authorized to increase the number of shares of the Preferred Stock designated for any existing series of Preferred Stock by a resolution adding to such series authorized and unissued shares of the Preferred Stock not designated for any other series of Preferred Stock. The Board of Directors is authorized to decrease the number of shares of the Preferred Stock designated for any existing series of Preferred Stock by a resolution, subtracting from such series unissued shares of the Preferred Stock designated for such series.